CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Net unrealized gain on available-for-sale securities, tax effects
Issuance of ordinary shares upon the completion of IPO
Issuance of ordinary shares, issuance costs	3,464
Issuance of ordinary shares to Warburg Pincus
Issuance of ordinary shares, issuance costs